Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 18, 2017
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Oct. 18, 2017
Document Effective Date	Oct. 18, 2017
Prospectus Date	Oct. 18, 2017
AAM S&P 500 High Dividend Value ETF | AAM S&P 500 High Dividend Value ETF
Prospectus:
Trading Symbol	SPDV
AAM S&P Emerging Markets High Dividend Value ETF | AAM S&P Emerging Markets High Dividend Value ETF
Prospectus:
Trading Symbol	EEMD